Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	Note 9. Subsequent Events No events have occurred subsequent to April 30, 2018 which would require disclosure in these financial statements.

Note 9. Subsequent Events

On February 6, 2018, the Company issued a convertible promissory note for $150,000 and received proceeds of $142,500. The note bears interest at 8% per year and matures on November 6, 2018. The note is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.000055.